Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2020
Entity Registrant Name	dei_EntityRegistrantName	JNL INVESTORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001121257
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
JNL GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL Government Money Market Fund, please delete the table and replace with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/21
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL Government Money Market Fund, please delete the disclosure and replace with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  The example also assumes that the contractual expense limitation agreement is in effect through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL GOVERNMENT MONEY MARKET FUND | JNL GOVERNMENT MONEY MARKET FUND (Institutional)
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243

[1]	Jackson National Asset Management, LLC ("JNAM" or "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.